STOCKHOLDERS EQUITY (DEFICIT) (Details Narative) - USD ($)									1 Months Ended							3 Months Ended		12 Months Ended
	Oct. 21, 2021	Oct. 15, 2021	Oct. 12, 2021	Oct. 11, 2021	Sep. 30, 2021	Jun. 15, 2021	Jun. 03, 2021	May 28, 2021	Dec. 19, 2022	Dec. 16, 2022	Aug. 29, 2022	Jul. 28, 2022	Feb. 22, 2022	Jan. 31, 2021	Nov. 29, 2019	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Grants shares				7,660						12,732		47,391
Grants shares, amount				$ 33,549					$ 139,444	$ 4,244		$ 15,797
Common stock and treasury shares, Description								1-for-80 basis and (ii) decrease the number of total authorized shares of common stock of the Company from 1,200,000,000 to 150,000,000 shares.
Reverse stock split of common stock								As of the Effective Time, every 80 shares of issued and outstanding common stock were converted into one share of common stock.
Common stock purchased, related party																		4,464
Proceed from related party																		$ 50,000
Purchase price					$ 5.50		$ 5.50											$ 11.20
Other costs							$ 1,622,638
Director fee																		$ 1,155,722
Common stock unit issued							2,760,000
Gross proceeds of stock							$ 13,804,240
Average weighted remaining contructual life in years												5 years 3 months 21 days
Net proceeds of stock					$ 1,091,767		$ 12,181,602
Stock warrant exercised					198,503													139,100
Issuance of common stock																		54,361
Sale of common stock warrants, Shares																		5,626
Sale of common stock warrants, Description							On June 2, 2021, the Company completed its public offering of common stock and warrants. As part of the transaction, the Company sold 414,000 warrants (“registered warrants”) with an exercise price of $5.50 per share, from the overallotment option that was exercised by the underwriter for $4,140. Additionally, the Company issued the underwriter 8% of the number of shares of common stock in the offering in 220,800 unregistered warrants for shares of common stock, for an aggregate price to the Company of $100. These warrants are exercisable 180 days after the offering date and expire five years after the first day they are exercisable. The warrants were valued at $946,675 based on the Black Scholes pricing model relying on the following assumptions: volatility 132.46%; annual rate of dividends 0%; discount rate 0.80%. This was recognized by the company as an underwriting cost and was accounted for as an offset to funds raised.
Underwriters description																		On July 2, 2021, the underwriter of the June 2021 Offering exercised its overallotment option and purchased an additional 150,000 shares of the Company’s common stock at $4.99 per share for gross proceeds of $748,500, and net proceeds of $673,159 after related underwriting and other costs of $75,191.
Professional fee																		$ 710,481
Proceeds from warrant exercises																$ 1,091,767	$ 1,091,767
Proceed from stock issuances																		0	$ 1,514,970
Sale of common stock warrants, Amount																		$ 50,000
Dividend rate																		0.00%	0.00%
Common stock value									300,000	10,000		$ 50,000				9,420		$ 9,420	$ 9,420
Maximum [Member]
Discount rates																		0.87%
Volatility range																		154.26%
Chief Financial Officer [Member]
Option to purchase common stock														162,500
Options, grants in period, exercise price														$ 11.20
Chief Financial Officer [Member] | Tranche One [Member]
Options, vested and expected to vest, outstanding, number														37,500
Chief Financial Officer [Member] | Tranche Two [Member]
Options, vested and expected to vest, outstanding, number														15,625
CorProminence, LLC [Member]
Market price		$ 4.15				$ 4.48
Common stock share issued, restricted		2,500				5,000
Total expense		$ 10,375				$ 22,400
Black Scholes Pricing Model [Member]
Average weighted remaining contructual life in years											5 years 9 months		5 years 9 months
Dividend rate	0.00%		1.59%								0.00%		0.00%
Discount rates	1.68%										3.25%		1.88%
Volatility range	141.38%										121.19%		130.18%
Common stock value	$ 3,476,392		$ 50,000								$ 173,000
Private Investors [Member]
Shares issued																		139,664
HEP Investments | Third Party Investors
Proceed from related party			$ 50,000						$ 300,000	$ 10,000		$ 50,000
Participation Agreements [Member] | Black Scholes Pricing Model [Member]
Sale of common stock warrants, Amount																$ 55,697		$ 55,697
Dividend rate																		0.00%
Participation Agreements [Member] | Black Scholes Pricing Model [Member] | Maximum [Member]
Average weighted remaining contructual life in years									5 years	5 years
Dividend rate	0.00%		1.59%						0.00%										0.00%
Discount rates			1.59%						3.70%									0.87%	0.41%
Volatility range		0.00%	142.54%						116.47%	116.42%									0.87%
Total options			$ 11,416
2021 Incentive Plan [Member]
Shares granted	260,000
Share purchased	924,000
Aggregate number of common shares available for issuance	664,000
2019 Incentive Plan [Member]
Aggregate number of common shares available for issuance																		1,061,925
Plan term																		9 months 14 days
Issuance of additional options															1,000,000
Incentive plan, description															Equity Incentive Plan, the Company maintained a 2019 Omnibus Long-Term Incentive Plan (the “2019 Plan”). Following the approval by the shareholders of the 2021 Equity Incentive Plan, no additional awards have been or will be made under the 2019 Plan. As of December 31, 2022, 781,250 stock options had been issued under the 2019 Plan with terms between 5 years and 10 years, of which 362,500 remained outstanding.
Investor Private Placement Member
Proceed from stock issuances																		$ 1,514,969